Cash and Investments - Additional Information (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Cash And Cash Equivalents1 [Line Items]
Restricted cash and cash equivalents	$ 577,100,000	$ 835,000,000
Common Stock, Limited Partnerships
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,055,800,000	1,903,700,000
Common Stock, Other Funds
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	150,300,000	90,900,000
Fairfax India
Schedule Of Cash And Cash Equivalents1 [Line Items]
Restricted cash and cash equivalents	15,600,000	15,500,000
Fairfax Africa
Schedule Of Cash And Cash Equivalents1 [Line Items]
Restricted cash and cash equivalents	$ 0	$ 313,000,000